Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Trade receivables	€ 41,714	€ 23,997
Less: loss allowance of receivables	(69)	(84)
TRADE RECEIVABLES, NET	€ 41,645	€ 23,912